Income Tax	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Income Tax
29.	INCOME TAX

a)	Inflation adjustment on income tax
Tax Reform Law 27430, amended by Laws 27468 and 27541, established the following, regarding inflation adjustment on income tax for the fiscal years beginning on January 1, 2018:

i)	such adjustment will be applicable in the fiscal year in which the variation of the CPI is higher than 100% for the thirty-six months before the end of the tax period;

ii)
regarding the first, second and third fiscal year after its effective date, this procedure will be applicable if the variation of the abovementioned index, calculated from the beginning until the end of each of those fiscal years exceeds 55%, 30% and 15% for the first, second and third fiscal years of application, respectively;

iii)
the positive or negative inflation adjustment, as the case may be, corresponding to the first, second and third fiscal years beginning on January 1, 2018, shall be allocated one third in the fiscal year for which the adjustment is calculated and the remaining two thirds in equal parts in the following two immediate fiscal years;

iv)
the positive or negative inflation adjustment, corresponding to the first and second fiscal years beginning on January 1, 2019, shall be allocated one sixth to the fiscal year in which the adjustment is determined and the remaining five sixth in the following immediate fiscal years; and

v)	for fiscal years beginning on January 1, 2021, 100% of the adjustment may be deducted in the year in which it is determined.
As of December 31, 2023 and 2022, all the conditions established by the income tax Law to practice the inflation adjustment are met (see section “Fiscal years 2019 and 2020” and “Fiscal year 2021” of this note).

b)	Income tax rate
On June 16, 2021, through Decree No. 387/2021, Law No. 27630 was issued. This law established for fiscal years beginning on or after January 1, 2021, a progressive tax rates scheme of 25%, 30% and 35% which will be applied, on a progressive basis, to the taxable accumulated net profit at the end of each fiscal year.

c)	The main items of deferred income tax:

Composition	12/31/2023	12/31/2022
Deferred tax assets
Loans and other financin g and debt securitie s	25,984,554	11,732,977
Provisions and employee benefits	5,682,945	4,819,092
Allowances for contingencies	1,710,376	2,790,085
Leases	1,816,255	1,038,052
Investments in other companies	622,731	194,596
Other	5,259,223	2,278,370

Total deferred tax assets	41,076,084	22,853,172

Composition (contd.)	12/31/2023	12/31/2022
Deferred tax liabilities
Property, plant and equipment and other non-financial assets	41,254,233	34,560,134
Intangible assets	22,936,686	18,880,518
Tax effects on forward sales	15,669,095	9,632,038
Other	5,636,416	454,475

Total deferred tax liabilities	85,496,430	63,527,165

Net deferred tax liabilities	44,420,346	40,673,993

In the consolidated Financial Statements, tax assets (current and deferred) of an entity of the Group shall not be offset with the tax liabilities (current and deferred) of another entity of the Group because they correspond to income tax applicable to different taxpayers and also they are not legally entitled before the tax authority to pay or receive only one amount to settle the net position.
Changes in net deferred tax liabilities as of December 31, 2023 and 2022 are summarized as follows:

Composition	12/31/2023	12/31/2022
Net deferred tax liabilities at beginning of the fiscal year	40,673,993	37,605,799
Net deferred tax assets from Banco BMA SAU and its subsidiaries at the acquisition date	(145,235)
Loss for deferred taxes recognized in the statement of income	3,891,588	3,068,194

Net deferred tax liabilities at fiscal year end	44,420,346	40,673,993

The income tax charge exposed in the Statement of income and Other Comprehensive Income differs from the income tax charge that would result if all profits had been taxed at the current tax rate.
The main items of income tax expense in the consolidated Financial Statements are as follows:

Composition	12/31/2023	12/31/2022	12/31/2021
Current income tax expense	278,429,479	54,136,973	37,206,104
Loss for deferred taxes	3,891,588	3,068,196	(30,011,625)

Income tax loss recorded in the statement of income	282,321,067	57,205,169	7,194,479
Income tax loss / (profit) recorded in other comprehensive income	16,761,914	(7,621,167)	7,335,665

Total	299,082,981	49,584,002	14,530,144

The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2023	12/31/2022	12/31/2021
Income carrying amount before income tax	869,996,208	184,177,495	145,943,999
Applicable income tax rate	35%	35%	35%

Income tax on income carrying amount	304,498,673	64,462,123	51,080,400

Net permanent differences and other tax effects including the fiscal inflation adjustment	(22,177,606)	(7,256,954)	(43,885,921)

Total income tax	282,321,067	57,205,169	7,194,479

As of December 31, 2023, 2022 and 2021, the effective
 income tax rate is 32.5%, 31.1% and 4.9%, respectively.

Fiscal years 2019 and 2020
As decided by the Board of Directors in the meeting held on May 11, 2020, considering certain case law on the matter assessed by its legal counsel and tax advisors, on May 26 of that year, the Bank filed with the Administración Federal de Ingresos Públicos (AFIP, for its acronym in Spanish) its annual income tax return considering the total effect of the inflation adjustment on income tax (see section a) iv) of this note). As a result, the current income tax determined by Banco Macro SA for fiscal year 2019 amounted to 7,002,124 (not restated). The same criterion was applied to determine the annual income tax report for 2020, which generated accrued income tax for Banco Macro SA for such fiscal year that amounted to 9,933,210 (not restated).
In addition, on July 23, 2021, the Bank filed a reimbursement action with the AFIP requesting that 254,305 (not restated) paid as income tax for the 2020 tax period be reimbursed.
As to the tax periods mentioned in previous paragraphs, on November 1, 2021, the AFIP notified the beginning of an income tax audit, which is in progress.
Along with the filings mentioned in the first paragraph of this section, on December 28, 2021, the Bank filed petitions for declaratory judgment with the Federal Administrative Contentious Court for the periods under analysis. The file 22274/2021, for the fiscal year 2019, is in process in Court No. 12 and the file 22278/2021, for the fiscal year 2020, is in process in Court No. 1.
Fiscal year 2021
On October 17, 2022, Banco Macro SA filed a reimbursement action with the AFIP requesting that 382,189 (not restated) paid as income tax for the 2021 tax period be reimbursed.
On January 3, 2023, the AFIP notified the beginning of an income tax audit related to the abovementioned fiscal year, which is in progress.
Fiscal year 2022
On June 30, 2023, Banco Macro SA filed a reimbursement action with the AFIP requesting that 654,673 (not restated) paid as income tax for the 2022 tax period be reimbursed.
Reimbursement actions – Fiscal years 2013 to 2017 and 2018
On October 24, 2019, Banco Macro SA filed with the AFIP-DGI (Argentine tax authorities) two reimbursement actions under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 4,782,766 and 5,015,451 (not restated amounts) paid to tax authorities as income tax during tax periods 2013 through 2017 and 2018, respectively, arising from the impossibility to apply the adjustment for inflation and other adjustment mechanisms set forth by income tax Law (prior to the amendments introduced by Laws No. 27430 and 27468 for periods 2013 through 2017, and as revised in 2019 and amended for the 2018 tax period), plus the related compensatory interest (SIGEA [case and file management system] files No. 19144-14224/2019 and 19144-14222/2019). Since tax authorities have not yet issued a resolution with respect to the abovementioned claims, on August 7, 2020, the Bank filed both reimbursement requests under the terms of section 81, Law No. 11683 with the Federal Contentious and Administrative Trial Courts, which are pending in Courts No. 8 and 2 of such jurisdiction, respectively (cases No. 11285/2020 and 11296/2020). Currently, in connection with the file for the fiscal year 2018, the evidence stage is closed and the process for allegation was delivered.
In connection with the tax periods mentioned in the previous paragraph, on December 19, 2019, the AFIP notified the beginning of the income tax audit for the 2018 tax period, and on May 3, 2021, it notified the beginning of the income tax audit for periods 2013 through 2017. On October 4, 2021, the AFIP ended the audit for periods 2013 through 2017 as the Bank had exercised in due time its right to resort to justice, and that the admission of reimbursement is subject to a court decision.